UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8748

Wanger Advisors Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments.

Wanger USA

Statement of Investments (Unaudited), March 31, 2009

Number of Shares		Value

	Common Stock 98.1%

	Information 29.7%
	Business Software 7.6%
768,510	Micros Systems (a) Information Systems for Restaurants & Hotels	$14,409,562
939,000	Informatica (a) Enterprise Data Integration Software	12,451,140
2,280,000	Novell (a) Directory, Operating System & Identity Management Software	9,712,800
305,000	ANSYS (a) Simulation Software for Engineers & Designers	7,655,500
575,000	Blackbaud Software & Services for Non-profits	6,675,750
347,000	Concur Technologies (a) Web Enabled Cost & Expense Management Software	6,658,930
100,000	Quality Systems IT Systems for Medical Groups & Ambulatory Care Centers	4,525,000
150,000	NetSuite (a) End to End IT Systems Solution Delivered Over the Web	1,689,000
90,000	Avid Technology (a) Digital Nonlinear Editing Software & Systems	822,600
		64,600,282
	Mobile Communications 3.7%
1,040,000	Crown Castle International (a) Communications Towers	21,226,400
330,000	American Tower (a) Communications Towers in USA & Latin America	10,041,900
88,000	Globalstar (a) Satellite Mobile Voice & Data Carrier	30,800
		31,299,100
	Instrumentation 3.4%
185,000	Mettler Toledo (a) Laboratory Equipment	9,496,050
425,000	Flir Systems (a) Infrared Cameras	8,704,000
765,000	IPG Photonics (a) Fiber Lasers	6,441,300
268,000	Trimble Navigation (a) GPS-based Instruments	4,095,040
21,900	Varian (a) Analytical Instruments	519,906
		29,256,296
	Semiconductors & Related Equipment 3.1%
743,000	Microsemi (a) Analog/Mixed-signal Semiconductors	8,618,800
1,180,000	Integrated Device Technology (a) Communications Semiconductors	5,369,000
1,179,750	ON Semiconductor (a) Mixed-signal & Power Management Semiconductors	4,601,025
189,300	Supertex (a) Analog/Mixed-signal Semiconductors	4,372,830
225,000	Pericom Semiconductor (a) Interface Integrated Circuits (ICs) & Frequency Control Products	1,644,750
100,000	Monolithic Power Systems (a) High Performance Analog & Mixed Signal Integrated Circuits (ICs)	1,550,000
		26,156,405
	Telephone Services 2.4%
1,981,000	TW Telecom (a) Fiber Optic Telephone/Data Services	17,333,750
240,000	Cogent Communications (a) Internet Data Pipelines	1,728,000
800,000	PAETEC Holding (a) Telephone/Data Services for Business	1,152,000
		20,213,750
	Financial Processors 2.3%
586,880	Global Payments Credit Card Processor	19,607,661

	Computer Hardware & Related Equipment 2.1%
375,600	Amphenol Electronic Connectors	10,700,844
230,000	II-VI (a) Laser Optics & Specialty Materials	3,951,400
80,000	Nice Systems - ADR (Israel) (a) Audio & Video Recording Solutions	1,988,800
85,000	Zebra Technologies (a) Bar Code Printers	1,616,700
		18,257,744
	Internet Related 1.7%
870,489	Switch & Data Facilities (a) Network Neutral Data Centers	7,634,189
60,000	Equinix (a) Network Neutral Data Centers	3,369,000
310,000	SkillSoft - ADR (a) Web-based Learning Solutions (E-Learning)	2,073,900
875,000	TheStreet.com Advertising on Financial Information Websites	1,723,750
		14,800,839
	Telecommunications Equipment 1.2%
475,000	Polycom (a) Video Conferencing Equipment	7,310,250
624,000	Tellabs (a) Telecommunications Equipment	2,857,920
		10,168,170
	Business Information & Marketing Services 0.7%
443,200	Navigant Consulting (a) Financial Consulting Firm	5,792,624
9,077	Viad Trade Show Services, Travel & Tours	128,167
		5,920,791
	Computer Services 0.5%
155,000	SRA International (a) Government IT Services	2,278,500
705,500	Hackett Group (a) IT Integration & Best Practice Research	1,425,110

1

Number of Shares		Value

	Computer Services — 0.5% (cont)
753,000	RCM Technologies (a)(b) Technology & Engineering Services	$775,590
		4,479,200
	Gaming Equipment & Services 0.5%
240,000	Bally Technologies (a) Slot Machines & Software	4,420,800

	Contract Manufacturing 0.2%
115,000	Plexus (a) Electronic Manufacturing Services	1,589,300
1,500,000	Sanmina-SCI (a) Electronic Manufacturing Services	457,500
		2,046,800
	CATV 0.2%
335,000	Mediacom Communications (a) CATV Franchises	1,350,050

	Radio 0.1%
561,900	Salem Communications (a) Radio Stations for Religious Programming	314,664
515,000	Spanish Broadcasting System (a) Spanish Language Radio Stations	77,250
		391,914
	TV Broadcasting —%
880,000	Entravision Communications (a) Spanish Language TV & Radio Stations	228,800
Total Information		253,198,602

	Finance 17.9%
	Banks 5.5%
890,556	Valley National Bancorp New Jersey/New York Bank	11,016,178
689,700	TCF Financial Great Lakes Bank	8,110,872
413,979	Lakeland Financial Indiana Bank	7,944,257
455,100	MB Financial Chicago Bank	6,189,360
437,000	Pacific Continental Niche Pacific N.W. Bank	5,086,680
155,600	Associated Banc-Corp Midwest Bank	2,402,464
103,000	SVB Financial Group (a) Bank to Venture Capitalists	2,061,030
47,000	BOK Financial Tulsa-based Southwest Bank	1,623,850
849,251	Guaranty Bancorp (a) Colorado Bank	1,486,189
100,925	Green Bankshares Tennessee Bank	888,140
		46,809,020
	Insurance 4.1%
720,500	HCC Insurance Holdings Specialty Insurance	18,149,395
18,000	Markel (a) Specialty Insurance	5,109,840
276,000	Leucadia National (a) Insurance Holding Company	4,109,640
64,000	Navigators Group (a) Specialty Insurance	3,019,520
120,000	Tower Group Commercial & Personal Lines Insurance	2,955,600
75,000	Endurance Specialty Holdings Commercial Lines Insurance/Reinsurance	1,870,500
		35,214,495
	Finance Companies 3.7%
335,000	Aaron Rents Rent to Own	8,931,100
1,142,400	AmeriCredit (a) Auto Lending	6,694,464
359,000	McGrath Rentcorp Temporary Space & IT Rentals	5,657,840
205,000	GATX Rail Car Lessor	4,147,150
514,302	H&E Equipment Services (a) Heavy Equipment Leasing	3,368,678
144,800	World Acceptance (a) Personal Loans	2,476,080
230,000	CAI International (a) International Container Leasing & Management	650,900
		31,926,212
	Savings & Loans 2.5%
438,650	People’s United Connecticut Savings & Loan	7,882,540
600,000	ViewPoint Financial Texas Thrift	7,218,000
238,079	Berkshire Hills Bancorp Northeast Thrift	5,456,771
60,272	Provident New York Bancorp New York State Thrift	515,326
42,455	K-Fed Bancorp Los Angeles Savings & Loan	334,970
		21,407,607
	Brokerage & Money Management 2.1%
642,000	SEI Investments Mutual Fund Administration & Investment Management	7,838,820
280,000	Eaton Vance Specialty Mutual Funds	6,398,000
139,200	Investment Technology Group (a) Electronic Trading	3,552,384
		17,789,204
Total Finance		153,146,538

	Industrial Goods & Services 15.3%
	Machinery 11.2%
795,000	Ametek Aerospace/Industrial Instruments	24,859,650
527,300	ESCO Technologies (a) Automatic Electric Meter Readers	20,406,510
442,000	Donaldson Industrial Air Filtration	11,863,280
365,100	Nordson Dispensing Systems for Adhesives & Coatings	10,379,793
475,600	Pentair Pumps & Water Treatment	10,306,252
256,000	Clarcor Mobile & Industrial Filters	6,448,640
262,200	Mine Safety Appliances Safety Equipment	5,249,244

2

Number of Shares		Value

	Machinery — 11.2% (cont)
195,000	MOOG (a) Motion Control Products for Aerospace, Defense & Industrial Markets	$4,459,650
50,000	Kaydon Specialized Friction & Motion Control Products	1,366,500
		95,339,519
	Outsourcing Services 1.8%
400,000	Quanta Services (a) Electrical & Telecom Construction Services	8,580,000
305,000	Administaff Professional Employer Organization	6,444,650
		15,024,650
	Industrial Materials & Specialty Chemicals 0.9%
164,000	Nalco Holding Company Provider of Water Treatment & Process Chemicals & Services	2,143,480
238,890	Drew Industries (a) RV & Manufactured Home Components	2,073,565
50,000	Greif Industrial Packaging	1,664,500
60,000	Albemarle Refinery Catalysts & Other Specialty Chemicals	1,306,200
65,000	Koppers Holdings Integrated Provider of Carbon Compounds	943,800
		8,131,545
	Waste Management 0.5%
184,200	Waste Connections (a) Solid Waste Management	4,733,940

	Construction 0.5%
195,000	Simpson Manufacturing Wall Joint Maker	3,513,900
140,000	M/I Homes Columbus-based Home Builder	978,600
		4,492,500
	Electrical Components 0.4%
145,000	Acuity Brands Commercial Lighting Fixtures	3,268,300
Total Industrial Goods & Services		130,990,454

	Consumer Goods & Services 12.7%
	Other Consumer Services 3.4%
241,000	ITT Educational Services (a) Post-secondary Degree Services	29,262,220

	Retail 3.4%
575,000	Urban Outfitters (a) Apparel & Home Specialty Retailer	9,412,750
216,000	Abercrombie & Fitch Teen Apparel Retailer	5,140,800
606,000	Chico’s FAS (a) Women’s Specialty Retailer	3,254,220
284,196	Hot Topic (a) Music Inspired Retailer of Apparel, Accessories & Gifts	3,180,153
188,000	J Crew Group (a) Multi-channel Branded Retailer	2,477,840
80,000	Children’s Place Retail Store (a) Specialty Children’s Retailer	1,751,200
479,000	Talbots Women’s Specialty Retailer	1,681,290
66,000	Hibbett Sports (a) Sporting Goods Retailer	1,268,520
150,000	Gaiam (a) Healthy Living Catalogs & E-Commerce	492,000
		28,658,773
	Apparel 1.7%
459,000	Coach (a) Designer & Retailer of Branded Leather Accessories	7,665,300
598,245	True Religion Apparel (a) Premium Denim	7,065,274
		14,730,574
	Other Durable Goods 0.9%
307,289	Cavco Industries (a) Higher End Manufactured Homes	7,252,020
1,478,300	Champion Enterprises (a) Manufactured Homes	709,584
		7,961,604
	Furniture & Textiles 0.9%
665,000	Knoll Office Furniture	4,076,450
310,000	Herman Miller Office Furniture	3,304,600
		7,381,050
	Consumer Goods Distribution 0.7%
433,500	Pool Distributor of Swimming Pool Supplies & Equipment	5,808,900

	Nondurables 0.5%
312,000	Jarden (a) Branded Household Products	3,953,040
12,000	Chattem (a) Personal Care Products	672,600
		4,625,640
	Casinos & Gaming 0.5%
555,000	Pinnacle Entertainment (a) Regional Casino Operator	3,907,200

	Travel 0.4%
151,000	Vail Resorts (a) Ski Resort Operator & Developer	3,084,930

	Leisure Products 0.3%
140,000	Thor Industries RV & Bus Manufacturer	2,186,800
150,000	Winnebago Premier Motor Home Maker	796,500
		2,983,300
Total Consumer Goods & Services		108,404,191

	Health Care 10.9%
	Biotechnology & Drug Delivery 4.4%
270,000	Myriad Genetics (a) Genetic Diagnostics	12,276,900
561,400	Seattle Genetics (a) Antibody-based Therapies for Cancer	5,535,404

3

Number of Shares		Value

	Biotechnology & Drug Delivery — 4.4% (cont)
125,000	Auxilium Pharmaceuticals (a) Biotech Focused on Niche Disease Areas	$3,465,000
270,000	BioMarin (a) Biotech Focused on Orphan Diseases	3,334,500
535,000	Nektar Therapeutics (a) Drug Delivery Technologies	2,883,650
43,000	United Therapeutics (a) Biotech Focused on Rare Diseases	2,841,870
140,000	InterMune (a) Drugs for Pulmonary Fibrosis & Hepatits C	2,301,600
400,000	Savient Pharmaceuticals (a) Biotech Company Focused on Niche Disease Areas	1,980,000
320,000	Medarex (a) Humanized Antibodies	1,641,600
283,040	Array Biopharma (a) Drugs for Cancer & Inflammatory Diseases	747,225
400,000	Neurogen (a) Development-stage Biotech Focused on Neurology	88,000
500,000	IsoRay (a)	85,000
100,000	IsoRay - Warrants (a)(c) Radiology Cancer Company	5,000
738,060	Medicure - Warrants (a)(c) Cardiovascular Biotech Company	14,761
25,000	Locus Pharmaceuticals, Series A-1, Pfd. (a)(c)	2,500
12,886	Locus Pharmaceuticals, Series B-1, Pfd. (a)(c) High Throughput Rational Drug Design	1,289
		37,204,299
	Medical Supplies 2.2%
260,100	Luminex (a) Life Science Tools & Molecular Diagnostics	4,713,012
180,000	Immucor (a) Automated Blood Typing	4,527,000
70,700	Techne Cytokines, Antibodies & Other Reagents for Life Science	3,867,997
105,000	Meridian Biosciences Niche Diagnostics/Life Science Company	1,902,600
53,000	Idexx Laboratories (a) Diagnostic Equipment & Services for Veterinarians	1,832,740
255,000	Cepheid (a) Molecular Diagnostics	1,759,500
		18,602,849
	Medical Equipment & Devices 2.0%
235,000	Alexion Pharmaceuticals (a) Biotech Focused on Orphan Diseases	8,850,100
169,000	Illumina (a) Leading Tools & Service Provider for Genetic Analysis	6,293,560
75,000	Kinetic Concepts (a) Wound Healing & Tissue Repair	1,584,000
33,451	American Medical Systems (a) Medical Devices to Treat Urological Conditions	372,979
		17,100,639
	Health Care Services 1.2%
362,465	PSS World Medical (a) Medical Supplies	5,201,373
242,000	Psychiatric Solutions (a) Behavioral Health Services	3,806,660
285,000	eResearch Technology (a) Clinical Research Services	1,499,100
		10,507,133
	Pharmaceuticals 1.1%
145,000	Cephalon (a) Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology	9,874,500
Total Health Care		93,289,420

	Energy & Minerals 8.3%
	Oil Services 5.0%
626,400	FMC Technologies (a) Oil & Gas Wellhead Manufacturer	19,650,168
704,000	Atwood Oceanics (a) Offshore Drilling Contractor	11,679,360
130,100	Oceaneering International (a) Provider of Sub-sea Services & Manufactured Products	4,796,787
203,125	Exterran Holdings (a) Natural Gas Compressor Rental & Fabrication	3,254,063
107,000	Bristow (a) Largest Provider of Helicopter Services to Offshore Oil & Gas Producers	2,293,010
108,700	Tesco (a) Developing New Well Drilling Technologies	850,034
120,000	Tetra Technologies (a) U.S.-based Service Company with Life of Field Approach	390,000
		42,913,422
	Oil & Gas Producers 3.3%
300,000	Ultra Petroleum (a) Oil & Gas Producer	10,767,000
307,200	Southwestern Energy (a) Oil & Gas Producer	9,120,768
420,000	Carrizo Oil & Gas (a) Oil & Gas Producer	3,729,600
88,000	Equitable Resources Natural Gas Producer & Utility	2,757,040
265,000	Quicksilver Resources (a) Natural Gas & Coal Seam Gas Producer	1,468,100
		27,842,508
Total Energy & Minerals		70,755,930

	Other Industries 3.3%
	Transportation 1.7%
580,800	Heartland Express Regional Trucker	8,601,648
160,000	JB Hunt Transport Services Truck & Intermodal Carrier	3,857,600

4

Number of Shares or Principal Amount		Value

	Transportation — 1.7% (cont)
180,000	Rush Enterprises, Class A (a) Truck Distribution	$1,605,600
		14,064,848
	Real Estate 1.6%
411,000	Gaylord Entertainment (a) Convention Hotels	3,423,630
100,000	Digital Realty Trust Technology-focused Office Buildings	3,318,000
85,000	Corporate Office Properties Office Buildings	2,110,550
90,000	American Campus Communities Student Housing	1,562,400
110,000	SL Green Realty Manhattan Office Buildings	1,188,000
196,000	Extra Space Storage Self Storage Facilities	1,079,960
120,000	BioMed Realty Trust Life Science-focused Office Buildings	812,400
150,000	Kite Realty Group Community Shopping Centers	367,500
		13,862,440
Total Other Industries		27,927,288

Total Common Stocks (Cost: $1,026,262,773) - 98.1%		837,712,423

	Short-Term Obligation - 2.2%
	Repurchase Agreement — 2.2%
$19,207,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/09, due 4/01/09 at 0.120%, collateralized by a U.S. Treasury Obligation maturing 8/25/11, market value $19,594,481 (repurchase proceeds $19,207,064)	19,207,000

Total Short-Term Obligation (Cost: $19,207,000)		19,207,000

Total Investments (Cost: $1,045,469,773) - 100.3% (d)		856,919,423

Cash and Other Assets Less Liabilities - (0.3)%		(2,887,920)

Total Net Assets - 100%		$854,031,503

Notes to Statement of Investments:

*                 Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at fair value, the value may be different from the last quoted market price for the security.

5

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.

These inputs are summarized in the three broad levels listed below:

•                  Level 1 – quoted prices in active markets for identical securities

•                  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 – significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this SFAS 157 hierarchy are as follows. Typical level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical level 2 securities include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2009, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 – Quoted Prices	$837,688,873	$—
Level 2 – Other Significant Observable Inputs	19,226,761	—
Level 3 – Significant Unobservable Inputs	3,789	—
Total	$856,919,423	$—

The following table reconciles asset balances for the three month period ended March 31, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of December 31, 2008	$5,683	$—
Accretion of Discounts/Amortization of Premium	—	—
Realized Gain (Loss)	—	—
Change in Unrealized Appreciation (Depreciation)	(1,894)	—
Net Purchase/Sales	—
Transfers In or Out of Level 3	—	—
Balance as of March 31, 2009	$3,789	$—

(a)                      Non-income producing security.

(b)                     An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares.  Transactions in this affiliated company during the three months ended March 31, 2009 are as follows:

Affiliate	Balance of Shares Held 12/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2009	Value	Dividend
RCM Technologies	753,000	—	—	753,000	$775,590	$—

The aggregate cost and value of this company at March 31, 2009, was $5,474,962 and $775,590, respectively.  Investments in the affiliate company represented 0.09% of total net assets at March 31, 2009.

(c)                      Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at their fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2009, these securities amounted to $23,550 which represents less than 0.01% of total net assets.

Additional information on these securities is as follows:

	Acquisition
Security	Dates	Shares	Cost	Value
Locus Pharmaceuticals, Series A-1, Pfd.	9/05/01	25,000	$1,000,000	$2,500
Locus Pharmaceuticals, Series B-1, Pfd.	2/08/07	12,886	37,369	1,289
IsoRay – Warrants	3/21/07	100,000	—	5,000
Medicure – Warrants	12/22/06	738,060	—	14,761
			$1,037,369	$23,550

(d)                      At March 31, 2009, for federal income tax purposes cost of investments was $1,045,469,773 and net unrealized depreciation was $188,550,350 consisting of gross unrealized appreciation of $183,200,014 and gross unrealized depreciation of $371,750,364.

ADR = American Depositary Receipts.

6

Wanger International

Statement of Investments (Unaudited), March 31, 2009

Number of Shares		Value

	Common Stock 93.1%

	Asia 38.4%
	Japan 19.7%
2,233,000	Kansai Paint Paint Producer in Japan, India, China & Southeast Asia	$12,339,759
17,500	Jupiter Telecommunications Largest Cable Service Provider in Japan	11,633,076
143,100	Point Apparel Specialty Retailer	6,462,161
962,000	Kamigumi Port Cargo Handling & Logistics	6,365,712
1,397	Orix JREIT Diversified REIT	5,701,753
640	Nippon Building Fund Office REIT	5,469,920
2,000	Seven Bank ATM Processing Services	5,301,813
217,000	Ibiden Electronic Parts & Ceramics	5,184,674
293,100	Glory Currency Handling Systems & Related Equipment	5,172,963
600,000	Suruga Bank Regional Bank	4,909,835
1,500	Osaka Securities Exchange Osaka Securities Exchange	4,773,450
188,000	Unicharm PetCare Pet Food & Pet Toiletries	4,748,194
355,900	Aeon Delight Facility Maintenance & Management	4,451,222
259,800	Daiseki Waste Disposal & Recycling	4,385,774
238,500	Kintetsu World Express Airfreight Logistics	4,375,572
300,000	Ushio Industrial Light Sources	4,194,575
185,000	Miura Industrial Boiler	4,130,424
593,800	Asics Footwear & Apparel	4,067,247
1,000	Fukuoka Diversified REIT in Fukuoka	3,869,273
422,000	Rohto Pharmaceutical Health & Beauty Products	3,802,839
298,000	Aeon Mall Suburban Shopping Mall Developer, Owner & Operator	3,778,249
222,000	Ain Pharmaciez Dispensing Pharmacy/Drugstore Operator	3,666,919
3,510	Wacom Computer Graphic Illustration Devices	3,659,464
93,000	Ryohin Keikaku Specialty Retail	3,617,215
98,400	Benesse Education Service Provider	3,598,606
160,000	Makita Power Tools	3,556,094
230,000	NGK Insulators Ceramic, Power & Electronics Parts	3,496,994
185,000	Hamamatsu Photonics Optical Sensors for Medical & Industrial Applications	3,451,988
56,000	Nakanishi Dental Tools & Machinery	3,156,842
1,000,000	Chuo Mitsui Trust Holdings Trust Bank	3,030,762
80,000	SYSMEX In Vitro Diagnostics (IVD) Equipment & Reagent Manufacturer	2,537,758
147,900	As One Scientific Supplies Distributor	2,399,630
299,100	Cosel Industrial Standard Switching Power Supply System	2,302,512
207,000	Zenrin Map Content Publisher	2,208,335
210,000	Tamron Camera Lens Maker	2,161,843
205,800	Yusen Air & Sea Service Airfreight Logistics	1,983,464
181,500	T. Hasegawa Industrial Flavors & Fragrances	1,954,629
2,558	Nippon Residential Investment Residential REIT	1,894,240
70,900	Union Tool Precision Drill Bit Manufacturer	1,486,261
34,100	Toyo Tanso Carbon & Graphite Products for Industrial Use	1,260,858
34,000	Tsumura Traditional Chinese/Japanese Herbal Rx Drugs (Kampo)	875,890
69	Nippon Accommodations Fund Residential REIT	277,436
		167,696,225
	China 5.5%
9,676,000	Jiangsu Expressway Chinese Toll Road Operator	6,566,686
4,884,000	China Yurun Food Meat Processor in China	6,225,830
6,040,000	China Shipping Development China’s Dominant Shipper for Oil & Coal	5,704,436
9,388,400	China Green Agricultural Grower & Processor in China	5,523,586
272,000	Mindray - ADR Medical Device Manufacturer	5,034,720
76,000	New Oriental Education & Technology - ADR (a) China’s Largest Private Education Service Provider	3,819,000
5,776,600	Hopewell Highway Infrastructure Guangdong Tollroad Leading to Hong Kong & Macau	3,227,192
335,000	VisionChina Media - ADR (a) Advertising on Digital Screens in China’s Mass Transit System	2,160,750
4,580,000	Fu Ji Food & Catering Services Food Catering Service Provider in China	2,020,953

Number of Shares		Value

	China — 5.5% (cont)
12,063,800	Sinotrans Largest Integrated Logistics Player in China	$1,867,799
50,000,000	RexCapital Finance (a) Chinese Lottery	1,567,621
94,000	ZhongDe Waste Technology Solid Municipal Waste & Medical Waste Incinerator Manufacturer	1,482,425
820,300	Shandong Weigao Vertical Integrated Hospital Consumable Manufacturer	1,460,550
		46,661,548
	Singapore 3.7%
9,500,000	OLAM Agriculture Supply Chain Manager	9,119,300
2,290,000	Singapore Exchange Singapore Equity & Derivatives Market Operator	7,678,753
23,000,000	Mapletree Logistics Asian Logistics Landlord	5,670,798
6,050,000	ComfortDelGro Taxi & Mass Transit Service	5,409,777
10,000,000	CDL Hospitality Trust Singapore Hotel Operator	3,418,916
		31,297,544
	South Korea 3.5%
383,000	Woongjin Coway South Korean Household Appliance Rental Service Provider	8,278,836
123,000	Taewoong Player in the Niche Customized Forging Market	7,531,610
51,700	MegaStudy Online Education Service Provider	7,419,086
32,000	NHN (a) Google-ing in South Korea	3,493,223
268,000	Sung Kwang Bend Large Customized Industrial Pipe Fitting Manufacturer	3,264,630
		29,987,385
	Hong Kong 2.2%
1,000,000	Hong Kong Exchanges and Clearing Hong Kong Equity & Derivatives Market Operator	9,425,077
5,600,000	Lifestyle International Mid to High-end Department Store Operator in Hong Kong & China	4,457,977
348,300	Hong Kong Aircraft Engineering Aircraft Maintenance, Repair & Overhaul Operator	3,022,111
20,770,000	NagaCorp Monopoly Casino in Central Cambodia	1,875,855
		18,781,020
	Taiwan 1.8%
635,000	Formosa International Hotels Hotel, Food & Beverage Operation & Hospitality Management Services	6,329,028
2,409,000	President Chain Store Taiwan’s Number One Convenience Chain Store Operator	5,519,560
1,971,834	Everlight Electronics LED Packager	3,628,286
		15,476,874
	India 1.4%
300,000	Housing Development Finance Indian Mortgage Lender	8,319,701
230,000	Asian Paints India’s Largest Paint Company	3,558,687
		11,878,388
	Indonesia 0.6%
25,000,000	Perusahaan Gas Negara Gas Pipeline Operator	4,651,666
Total Asia		326,430,650

	Europe 37.0%
	United Kingdom 8.5%
1,050,000	Capita Group White Collar, Back Office Outsourcing	10,222,230
739,200	Intertek Testing Testing, Inspection & Certification Services	9,391,977
1,750,000	Serco Facilities Management	9,183,936
135,000	Randgold Resources - ADR Gold Mining in Western Africa	7,337,250
2,490,000	Charles Taylor (b) Insurance Services	6,841,867
1,010,000	Smith & Nephew Medical Equipment & Supplies	6,260,537
372,000	Rotork Valve Actuators for Oil & Water Pipelines	4,547,671
2,200,000	Begbies Traynor Financial Restructuring & Corporate Recovery Services	3,724,870
1,300,000	RPS Group Environmental Consulting & Planning	2,905,212
230,000	Tullow Oil Oil & Gas Producer	2,650,024
1,050,000	Cobham Aerospace Components	2,588,326
93,500	Chemring Defense Manufacturer of Countermeasures & Energetics	2,544,986
352,000	Keller Group International Ground Engineering Specialist	2,483,668
350,000	Intermediate Capital European Provider of Mezzanine Capital	1,510,359
		72,192,913
	Netherlands 6.0%
691,000	Imtech Engineering & Technical Services	9,511,128
210,000	Fugro Oilfield Services	6,682,193
361,666	Koninklijke TenCate Advanced Textiles & Industrial Fabrics	6,246,623
542,000	Unit 4 Agresso Business & Security Software	6,120,860
125,000	Vopak World’s Largest Operator of Petroleum & Chemical Storage Terminals	5,003,840

Number of Shares		Value

	Netherlands — 6.0% (cont)
300,000	QIAGEN (a) Life Science Tools & Molecular Diagnostics	$4,798,903
367,000	Arcadis Engineering Consultant	4,429,324
77,570	Smit Internationale Harbor & Offshore Towage & Marine Services	4,428,467
668,055	Aalberts Industries Flow Control & Heat Treatment	3,603,566
		50,824,904
	Germany 5.4%
544,800	Rhoen-Klinikum Health Care Services	10,133,498
178,000	Wincor Nixdorf Retail POS Systems & ATM Machines	8,066,701
66,300	Vossloh Rail Infrastructure & Diesel Locomotives	7,037,205
237,000	CTS Eventim Event Ticket Sales	6,895,833
55,900	Rational Commercial Oven Manufacturer	4,456,124
325,000	Elringklinger Automobile Components	3,238,462
205,000	Deutsche Beteiligungs Private Equity Investment Management	2,549,318
217,901	Takkt Mail Order Retailer of Office & Warehouse Durables	1,881,771
197,000	Tognum Diesel Engines for Drive & Power Generation Systems	1,716,976
		45,975,888
	France 4.5%
481,000	SES Global Satellite Broadcasting Services	9,189,634
83,000	Iliad Alternative Internet & Telecoms Provider	7,741,221
66,000	Neopost Postage Meter Machines	5,121,394
57,200	Pierre & Vacances Vacation Apartment Lets	2,958,521
50,900	Rubis Tank Storage & Liquefied Petroleum Gas Supplier	2,955,245
109,000	SAFT (a) Niche Battery Manufacturer	2,939,793
60,000	Eurofins Scientific Food Screening & Testing	2,550,912
99,600	Carbone Lorraine Advanced Industrial Materials	2,299,870
63,100	Norbert Dentressangle Transport	1,918,975
207,000	Hi-Media (a) Leading Online Advertiser in Europe	605,045
		38,280,610
	Sweden 2.5%
1,974,000	SWECO Engineering Consultants	9,126,213
1,705,000	Hexagon Measurement Equipment	8,297,443
1,500,200	Nobia Kitchen Cabinet Manufacturing & Distribution	3,467,869
		20,891,525
	Switzerland 2.4%
107,300	Kuehne & Nagel Freight Forwarding/Logistics	6,263,801
68,000	Geberit Plumbing Supplies	6,111,218
6,900	Sika Chemicals for Construction & Industrial Applications	5,122,112
27,000	Burckhardt Compression Gas Compression Pumps	2,514,276
		20,011,407
	Finland 1.9%
630,000	Poyry Engineering Consultants	8,169,295
427,000	Stockmann Department Stores in Finland, Baltics & Russia	5,888,701
745,000	Ramirent Largest Equipment Rental Company in Scandinavia & Central Eastern Europe	2,375,537
		16,433,533
	Ireland 1.6%
268,000	Aryzta (a) Baked Goods	6,270,301
2,750,000	United Drug Irish Pharmaceutical Wholesaler & Outsourcer	5,454,899
100,000	Paddy Power Irish Betting Services	1,612,921
		13,338,121
	Italy 1.0%
4,800,000	CIR Italian Holding Company	4,967,901
500,000	Credito Emiliano Italian Regional Bank	2,059,330
583,198	GranitiFiandre Innovative Stoneware	1,631,032
32,500	Cobra Automotive (a) Electronic Car Theft Protection	52,333
		8,710,596
	Greece 0.9%
1,521,000	Intralot Lottery & Gaming Systems & Services	7,476,962

	Spain 0.7%
146,000	Red Electrica de Espana Spanish Power Grid	5,702,882

	Poland 0.5%
328,300	Central European Distribution (a) Vodka Production & Alcohol Distribution	3,532,508
14,688	ING Bank Slaski Polish Universal Bank	895,223
		4,427,731

Number of Shares		Value

	Czech Republic 0.4%
37,000	Komercni Banka Leading Czech Universal Bank	$3,700,629

	Denmark 0.4%
44,000	Novozymes Industrial Enzymes	3,178,539

	Russia 0.3%
235,000	Novolipetsk Steel - GDR Vertically Integrated Steel Producer, Mini Mill Operator & Scrap Collector	2,796,500
Total Europe		313,942,740

	Other Countries 12.6%
	United States 3.7%
145,000	Cephalon (a) Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology	9,874,500
378,000	Atwood Oceanics (a) Offshore Drilling Contractor	6,271,020
116,000	Alexion Pharmaceuticals (a) Biotech Focused on Orphan Diseases	4,368,560
135,000	FMC Technologies (a) Oil & Gas Wellhead Manufacturer	4,234,950
95,000	Oceaneering International (a) Provider of Sub-sea Services & Manufactured Products	3,502,650
165,000	BioMarin (a) Biotech Focused on Orphan Diseases	2,037,750
100,000	Tesco (a) Developing New Well Drilling Technologies	782,000
35,000	Bristow (a) Largest Provider of Helicopter Services to Offshore Oil & Gas Producers	750,050
		31,821,480
	South Africa 3.0%
590,000	Naspers Media & Education in Africa & Other Emerging Markets	9,965,690
484,000	Impala Platinum Holdings Platinum Group Metals Mining & Refining	8,085,827
1,530,000	Mr. Price South African Retailer of Apparel, Household Goods & Sporting Goods	3,916,865
1,575,000	Uranium One (a) Uranium Mines in South Africa, Kazakhstan, Australia & the U.S.	3,185,478
		25,153,860
	Australia 2.5%
2,438,333	Sino Gold (a) Gold Mining in The People’s Republic of China	8,969,166
850,000	Billabong International Action Sports Apparel Brand Manager	5,023,902
210,577	Perpetual Trustees Mutual Fund Management	3,944,681
170,000	Australian Stock Exchange Australian Equity & Derivatives Market Operator	3,469,448
		21,407,197
	Canada 1.8%
580,000	ShawCor Oil & Gas Pipeline Products	8,910,692
277,000	CCL Leading Global Label Manufacturer	4,591,767
250,000	Ivanhoe Mines (a) Copper Mine Project in Mongolia	1,542,671
725,700	Horizon North Logistics (a) Provides Diversified Oil Service Offering in Northern Canada	402,911
91,100	Xtreme Coil Drilling (a) Land Driller with New Generation Drilling Technology	101,158
		15,549,199
	Israel 0.9%
960,000	Israel Chemicals Producer of Potash, Phosphates, Bromine & Specialty Chemicals	7,785,567

	New Zealand 0.6%
2,897,577	Sky City Entertainment Casino/Entertainment Complex	4,645,121

	Kazakhstan 0.1%
490,000	Halyk Savings Bank of Kazakhstan - GDR Largest Retail Bank in Kazakhstan	989,800
Total Other Countries		107,352,224

	Latin America 5.1%
	Brazil 2.5%
1,445,000	Suzano (a) Brazilian Pulp & Paper Producer	6,540,575
1,710,000	Localiza Rent A Car Car Rental	5,978,273
500,000	Natura Cosmeticos Direct Retailer of Cosmetics	4,881,992
850,000	Porto Seguro Auto & Life Insurance	4,364,048
		21,764,888
	Mexico 1.4%
230,000	Grupo Aeroportuario del Sureste - ADR Cancun & Cozumel Airport Operator	6,619,400
6,000,000	Urbi Desarrollos Urbanos (a) Affordable Housing Builder	5,269,326
		11,888,726
	Chile 1.2%
373,000	Sociedad Quimica y Minera de Chile - ADR Producer of Specialty Fertilizers, Lithium & Iodine	9,906,880
Total Latin America		43,560,494

Total Common Stocks (Cost: $955,203,094) - 93.1%		791,286,108

Principal Amount		Value

	Short-Term Obligations 6.3%
	Repurchase Agreement 5.4%
$45,762,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/09, due 4/01/09 at 0.120%, collateralized by a U.S. Government Agency Obligation, maturing 4/26/11, market value $46,681,413 (repurchase proceeds $45,762,153)	$45,762,000

	Commercial Paper 0.9%
3,900,000	Toyota Motor Credit 0.30% Due 4/08/09	3,899,773
3,800,000	Hewlett Packard (c) 0.28% Due 4/02/09	3,799,970
		7,699,743

Total Short-Term Obligations (Amortized Cost: $53,461,743)		53,461,743

Total Investments (Cost: $1,008,664,837) 99.4%(d)(e)		844,747,851

Cash and Other Assets Less Liabilities - 0.6%		4,830,666

Total Net Assets - 100%		$849,578,517

Notes to Statement of Investments:

*                 Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at fair value, the value may be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of the Fund’s investments.

These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this SFAS 157 hierarchy are as follows. Typical level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical level 2 securities include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of March 31, 2009, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 — Quoted Prices	$118,797,379	$—
Level 2 — Other Significant Observable Inputs	725,950,472	(2,565,356)
Level 3 — Significant Unobservable Inputs	—	—
Total	$844,747,851	$(2,565,356)

* Other financial instruments consist of forward foreign currency exchange contracts which are not included in the investment portfolio.

The following table reconciles asset balances for the three month period ended March 31, 2009 in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments
Balance as of December 31, 2008	$109,775	$—
Accretion of discounts/Amortization of premium	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchase (sales)	—	—
Transfers into and/or out of Level 3	(109,775)	—
Balance as of March 31, 2009	$0	$—

(a)                       Non-income producing security.

(b)                      An affiliated person of the Fund may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in this affiliated company during the three months ended March 31, 2009 are as follows:

Affiliate	Balance of Shares Held 12/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 3/31/2009	Value	Dividend
Charles Taylor	2,490,000	—	—	2,490,000	$6,841,867	$—

The aggregate cost and value of this company at March 31, 2009, was $13,062,350 and $6,841,867, respectively. Investments in the affiliate company represented 0.80% of total net assets at March 31, 2009.

(c)                       Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2009, this security had an aggregate value of $3,799,970, which represented 0.4% of net assets.

(d)                      At March 31, 2009, for federal income tax purposes cost of investments was $1,008,664,837 and net unrealized depreciation was $163,916,986 consisting of gross unrealized appreciation of $113,618,300 and gross unrealized depreciation of $277,535,286.

(e)                       On March 31, 2009, the Fund’s total investments were denominated in currencies as follows:

		% of Net
Currency	Value	Assets
Euro	$188,225,921	22.2
Japanese Yen	167,696,225	19.7
U.S. Dollar	127,480,031	15.0
British Pound	64,855,663	7.6
Hong Kong Dollar	52,945,674	6.2
Other currencies less than 5% of total net assets	243,544,337	28.7
Cash and other assets Less liabilities	4,830,666	0.6
	$849,578,517	100.0

At March 31, 2009, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Contracts to Buy	Principal Amount in Foreign Currency	Principal Amount in U.S Dollar	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	4,264,089	$3,000,000	4/15/09	$(37,846)
AUD	4,610,065	3,000,000	5/15/09	195,767
AUD	4,755,489	3,000,000	6/15/09	290,683
CAD	8,297,800	7,000,000	4/15/09	(418,477)
CAD	8,662,500	7,000,000	5/15/09	(127,558)
CAD	9,074,100	7,000,000	6/15/09	202,880
JPY	818,595,000	9,000,000	4/15/09	(728,801)
JPY	811,755,000	9,000,000	5/15/09	(794,515)
JPY	886,635,000	9,000,000	6/15/09	(32,321)
		$57,000,000		$(1,450,188)

Forward Foreign Currency Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S Dollar	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	13,918,394	$19,000,000	4/15/09	$508,587
EUR	14,750,751	19,000,000	5/15/09	(597,268)
EUR	15,824,663	20,000,000	6/15/09	(1,026,487)
		$58,000,000		$(1,115,168)

The counterparty for all forward foreign currency exchange contracts is State Street Bank and Trust Company.

ADR = American Depositary Receipts

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GDR = Global Depositary Receipts

JPY = Japanese Yen

Wanger Select

Statement of Investments (Unaudited), March 31, 2009

Number of Shares		Value

	Common Stock 92.4%

	Consumer Goods & Services 27.4%
	Other Consumer Services 11.2%
97,100	ITT Educational Services (a) Post-secondary Degree Services	$11,789,882
213,000	Career Education (a) Post-secondary Education	5,103,480
		16,893,362
	Retail 7.2%
412,000	Safeway Supermarkets	8,318,280
105,000	Abercrombie & Fitch Teen Apparel Retailer	2,499,000
		10,817,280
	Travel 4.6%
407,000	Expedia (a) Online Travel Services Company	3,695,560
814,900	Hertz (a) Largest U.S. Rental Car Operator	3,202,557
		6,898,117
	Apparel 2.2%
201,000	Coach (a) Designer & Retailer of Branded Leather Accessories	3,356,700

	Casinos & Gaming 1.4%
40,731,000	RexCapital Finance (China) (a) Chinese Lottery	1,277,015
9,274,000	NagaCorp (Hong Kong) Monopoly Casino in Central Cambodia	837,587
		2,114,602
	Food & Beverage 0.6%
2,193,000	Fu Ji Food & Catering Services (China) Food Catering Service Provider in China	967,675

	Furniture & Textiles 0.2%
55,000	Knoll Office Furniture	337,150
Total Consumer Goods & Services		41,384,886

	Information 24.7%
	Mobile Communications 6.5%
175,000	American Tower (a) Communications Towers in USA & Latin America	5,325,250
194,000	Crown Castle International (a) Communications Towers	3,959,540
1,310,000	Globalstar (a) Satellite Mobile Voice & Data Carrier	458,500
		9,743,290
	Internet Related 4.4%
1,000,000	SkillSoft - ADR (a) Web-based Learning Solutions (E-Learning)	6,690,000

	Business Software 2.8%
1,003,000	Novell (a) Directory, Operating System & Identity Management Software	4,272,780

	CATV 2.4%
150,500	Discovery Communications, Series C (a)	2,204,825
87,500	Discovery Communications (a) CATV Programming	1,401,750
		3,606,575
	Advertising 2.3%
414,000	VisionChina Media - ADR (China) (a) Advertising on Digital Screens in China’s Mass Transit System	2,670,300
457,127	China Mass Media - ADR (China) (a) Media Planning Agency in China	845,685
		3,515,985
	Computer Services 1.8%
476,000	WNS - ADR (a) Offshore BPO (Business Process Outsourcing) Services	2,475,200
86,500	Hackett Group (a) IT Integration & Best Practice Research	174,730
		2,649,930
	Computer Hardware & Related Equipment 1.7%
90,500	Amphenol Electronic Connectors	2,578,345

	Telecommunications Equipment 1.2%
388,000	Tellabs (a) Telecommunications Equipment	1,777,040

	Contract Manufacturing 1.1%
5,255,000	Sanmina-SCI (a) Electronic Manufacturing Services	1,602,775

	Financial Processors 0.5%
464,000	CardTronics (a) Operates the World’s Largest Network of ATMs	821,280
Total Information		37,258,000

	Industrial Goods & Services 16.7%
	Other Industrial Services 5.5%
179,000	Expeditors International of Washington International Freight Forwarder	5,063,910
564,000	American Commercial Lines (a) Operator/Builder of Inland Barges	1,787,880
132,000	Mobile Mini (a) Portable Storage Units Leasing	1,520,640
		8,372,430

1

Number of Shares		Value

	Outsourcing Services 5.0%
351,000	Quanta Services (a) Electrical & Telecom Construction Services	$7,528,950

	Waste Management 3.2%
188,000	Waste Management U.S. Garbage Collection & Disposal	4,812,800

	Machinery 1.9%
66,000	Ametek Aerospace/Industrial Instruments	2,063,820
28,500	Donaldson Industrial Air Filtration	764,940
		2,828,760
	Industrial Materials & Specialty Chemicals 1.1%
125,000	Nalco Holding Company Provider of Water Treatment & Process Chemicals & Services	1,633,750
Industrial Goods & Services: Total		25,176,690

	Energy & Minerals 11.2%
	Oil Services 3.9%
100,000	FMC Technologies (a) Oil & Gas Wellhead Manufacturer	3,137,000
839,500	Tetra Technologies (a) U.S.-based Service Company with Life of Field Approach	2,728,375
		5,865,375
	Oil & Gas Producers 3.1%
898,000	Pacific Rubiales Energy (Canada) (a)(b)	3,448,055
266,166	Pacific Rubiales Energy (Canada) (a)	1,032,322
322,159	Pacific Rubiales Energy-Warrants (Canada) (a)(b) Oil Production & Exploration in Colombia	273,202
		4,753,579
	Mining 3.0%
2,262,000	Uranium One (South Africa) (a) Uranium Mines in South Africa, Kazakhstan, Australia & the U.S.	4,574,952

	Alternative Energy 1.2%
200,100	Canadian Solar (a) Solar Cell & Module Manufacturer	1,196,598
173,900	Real Goods Solar (a) Residential Solar Energy Installer	347,800
303,000	Synthesis Energy Systems (a) Owner/Operator of Gasification Plants	199,980
		1,744,378
Total Energy & Minerals		16,938,284

	Finance 7.5%
	Brokerage & Money Management 6.5%
183,000	Eaton Vance Specialty Mutual Funds	4,181,550
754,300	MF Global (a) Futures Broker	3,190,689
194,000	SEI Investments Mutual Fund Administration & Investment Management	2,368,740
		9,740,979
	Insurance 1.0%
1,651,000	Conseco (a) Life, Long-term Care & Medical Supplement Insurance	1,518,920
Total Finance		11,259,899

	Other Industries 2.6%
	Transportation 2.6%
163,000	JB Hunt Transport Services Truck & Intermodal Carrier	3,929,930
Total Other Industries		3,929,930

	Health Care 2.3%
	Pharmaceuticals 2.3%
50,500	Cephalon (a) Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology	3,439,050
Total Health Care		3,439,050

Total Common Stocks (Cost: $215,308,539) - 92.4%		139,386,739

Principal Amount

	Short-Term Obligations 7.7%
	Repurchase Agreement 7.0%
$10,588,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/09, due 4/01/09 at 0.120%, collateralized by a U.S. Treasury Obligation maturing 4/26/11, market value $10,801,938 (repurchase proceeds $10,588,035)	$10,588,000

	Commercial Paper 0.7%
1,000,000	Hewlett Packard (c) 0.28% Due 4/02/09	999,992

Total Short-Term Obligations (Amortized Cost: $11,587,992)		11,587,992

Total Investments (Cost: $226,896,531) - 100.1% (d)(e)		150,974,731

Cash and Other Assets Less Liabilities - (0.1)%		(117,640)

Total Net Assets - 100%		$150,857,091

2

Notes to Statement of Investments:

*                 Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at fair value, the value may be different from the last quoted market price for the security.

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of  the Fund’s investments.

These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this SFAS 157 hierarchy are as follows. Typical level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical level 2 securities include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of  March 31, 2009, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 — Quoted Prices	$132,583,206	$—
Level 2 — Other Significant Observable Inputs	18,391,525	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$150,974,731	$—

(a)                      Non-income producing security.

(b)                     Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at their fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2009, these securities amounted to $3,721,257 which represented 2.47% of total net assets.

Additional information on these securities is as follows:

	Acquisition
Security	Dates	Shares	Cost	Value
Pacific Rubiales Energy	7/12/07-8/22/07	898,000	$4,014,379	$3,448,055
Pacific Rubiales Energy - Warrants	7/12/07	322,159	551,424	273,202
			$4,565,803	$3,721,257

(c)                      Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may only be resold in exempt transactions to qualified buyers. Private resales of these securities to qualified institutional buyers are also exempt from registration pursuant to Rule 144A under the Securities Act of 1933. At March 31, 2009, this security had an aggregate value of $999,992, which represented 0.7% of net assets.

(d)                     On March 31, 2009, the market value of foreign securities represented 8.28% of total net assets. The Fund’s foreign portfolio was diversified as follows:

			% of
Currency	Value	Cost	Net Assets
Canadian Dollar	$9,414,733	$17,305,336	6.24
Hong Kong Dollar	3,082,277	6,425,954	2.04
	$12,497,010	$23,731,290	8.28

(e)                      At March 31, 2009, for federal income tax purposes cost of investments was $226,896,531 and net unrealized depreciation was $75,921,800 consisting of gross unrealized appreciation of $22,114,316 and gross unrealized depreciation of $98,036,116.

ADR = American Depositary Receipts.

3

Wanger International Select

Statement of Investments (Unaudited), March 31, 2009

Number of Shares		Value

	Common Stock 98.2%

	Europe 41.9%
	United Kingdom 15.9%
200,000	Serco Facilities Management	$1,049,593
97,000	Capita Group White Collar, Back Office Outsourcing	944,339
56,600	Intertek Testing Testing, Inspection & Certification Services	719,137
90,000	Smith & Nephew Medical Equipment & Supplies	557,870
110,000	Cobham Aerospace Components	271,158
120,000	RPS Group Environmental Consulting & Planning	268,173
		3,810,270
	Germany 5.6%
42,000	Rhoen-Klinikum Health Care Services	781,217
12,675	Wincor Nixdorf Retail POS Systems & ATM Machines	574,412
		1,355,629
	France 5.1%
50,000	SES Global Satellite Broadcasting Services	955,263
3,500	Neopost Postage Meter Machines	271,589
		1,226,852
	Switzerland 4.0%
4,150	Synthes Products for Orthopedic Surgery	462,286
4,400	Kuehne & Nagel Freight Forwarding/Logistics	256,856
1,900	Swatch Group Watch & Electronics Manufacturer	229,509
		948,651
	Ireland 3.3%
270,000	United Drug Irish Pharmaceutical Wholesaler & Outsourcer	535,572
11,000	Aryzta (a) Baked Goods	257,363
		792,935
	Spain 3.0%
18,500	Red Electrica de Espana Spanish Power Grid	722,626

	Sweden 1.9%
91,000	Hexagon Measurement Equipment	442,855

	Greece 1.4%
69,100	Intralot Lottery & Gaming Systems & Services	339,683

	Netherlands 0.9%
14,000	QIAGEN (a) Life Science Tools & Molecular Diagnostics	223,949

	Denmark 0.8%
2,700	Novozymes Industrial Enzymes	195,047
Total Europe		10,058,497

	Asia 31.3%
	Japan 24.7%
1,900	Jupiter Telecommunications Largest Cable Service Provider in Japan	1,263,020
135,000	Kansai Paint Paint Producer in Japan, India, China & Southeast Asia	746,022
2,300	Nintendo Entertainment Software & Hardware	661,060
14,900	Benesse Education Service Provider	544,911
200	Seven Bank ATM Processing Services	530,181
51,900	Rohto Pharmaceutical Health & Beauty Products	467,695
85	Orix JREIT Diversified REIT	346,921
45,000	Kamigumi Port Cargo Handling & Logistics	297,772
7,100	Ryohin Keikaku Specialty Retail	276,153
30	Nippon Building Fund Office REIT	256,403
19,000	Aeon Mall Suburban Shopping Mall Developer, Owner & Operator	240,895
27,000	Suruga Bank Regional Bank	220,943
5,000	Ain Pharmaciez Dispensing Pharmacy/Drugstore Operator	82,588
		5,934,564
	South Korea 3.7%
26,500	Woongjin Coway South Korean Household Appliance Rental Service Provider	572,818
3,000	NHN (a) Google-ing in South Korea	327,489
		900,307

1

Number of Shares		Value

	Hong Kong 2.2%
45,000	Hong Kong Exchanges and Clearing Hong Kong Equity & Derivatives Market Operator	$424,128
1,200,000	NagaCorp Monopoly Casino in Central Cambodia	108,379
		532,507
	Singapore 0.7%
180,000	ComfortDelGro Taxi & Mass Transit Service	160,952
Total Asia		7,528,330

	Other Countries 24.0%
	United States 11.7%
18,500	Cephalon (a) Specialty Pharmaceuticals for Pain, Central Nervous System & Oncology	1,259,850
8,000	Diamond Offshore Offshore Drilling Contractor	502,880
11,100	Alexion Pharmaceuticals (a) Biotech Focused on Orphan Diseases	418,026
10,000	Oceaneering International (a) Provider of Sub-sea Services & Manufactured Products	368,700
12,000	BioMarin (a) Biotech Focused on Orphan Diseases	148,200
5,600	Bristow (a) Largest Provider of Helicopter Services to Offshore Oil & Gas Producers	120,008
		2,817,664
	Canada 4.9%
9,600	Potash Corp. of Saskatchewan World’s Largest Producer of Potash	775,776
92,050	Pacific Rubiales Energy (a)(b)	353,445
46,025	Pacific Rubiales Energy-Warrants (a)(b)	39,031
450	Pacific Rubiales Energy (a) Oil Production & Exploration in Colombia	1,745
		1,169,997
	South Africa 3.1%
44,000	Naspers Media & Education in Africa & Other Emerging Markets	743,204

	Israel 2.2%
66,000	Israel Chemicals Producer of Potash, Phosphates, Bromine & Specialty Chemicals	535,258

	Australia 2.1%
135,000	Sino Gold (a) Gold Mining in The People’s Republic of China	496,584
Total Other Countries		5,762,707

Number of Shares or
Principal Amount

	Latin America 1.0%
	Chile 1.0%
9,000	Sociedad Quimica y Minera de Chile - ADR Producer of Specialty Fertilizers, Lithium & Iodine	239,040
Total Latin America		239,040

Total Common Stocks 98.2% (Cost: $29,053,713)		23,588,574

	Short-Term Obligation 2.3%
	Repurchase Agreement 2.3%
$555,000	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/09, due 4/01/09 at 0.120%, collateralized by a U.S. Government Agency Obligation maturing 4/15/11, market value $570,336 (repurchase proceeds $555,002)	555,000

Total Short-Term Obligation (Cost: $555,000)		555,000

Total Investments (Cost: $29,608,713) - 100.5% (c)(d)		24,143,574

Cash and Other Assets Less Liabilities - (0.5)%		(119,719)

Total Net Assets - 100%		$24,023,855

Notes to Statement of Investments:

*                 Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. A security traded on a securities exchange or in an over-the counter market in which transaction prices are reported is valued at the last sales price at the time of valuation. A security traded principally on NASDAQ is valued at the NASDAQ official closing price. A security for which there is no reported sale on the valuation date is valued at the latest bid quotation. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. A security for which a market quotation is not readily available and any other assets are valued at its fair value determined in good faith under consistently applied procedures established by the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign market and the time as of which the securities are to be valued. If a security is valued at fair value, the value may be different from the last quoted market price for the security.

2

On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). Under SFAS 157, various inputs are used in determining the value of  the Fund’s investments.

These inputs are summarized in the three broad levels listed below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — significant unobservable inputs (including management’s own assumptions in determining the value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this SFAS 157 hierarchy are as follows. Typical level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical level 2 securities include exchange traded foreign equities that are statistically fair valued and short-term investments valued at amortized cost. Typical level 3 securities include any security fair valued by the Fund’s Valuation Committee that relies on significant unobservable inputs.

The following table summarizes the inputs used, as of  March 31, 2009, in valuing the Fund’s assets:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 — Quoted Prices	$3,834,225	$—
Level 2 — Other Significant Observable Inputs	20,309,349	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$24,143,574	$—

(a)                       Non-income producing security.

(b)                      Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at their fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At March 31, 2009, these securities amounted to $392,476 which represented 1.63% of total net assets.

Additional information on these securities is as follows:

	Acquisition
Security	Dates	Shares	Cost	Value
Pacific Rubiales Energy	7/12/07	92,050	$369,594	$353,445
Pacific Rubiales Energy - Warrants	7/12/07	46,025	78,779	39,031
			$448,373	$392,476

(c)                       On March 31, 2009, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	% of Net Assets

Japanese Yen	$5,934,564	24.7
Euro	4,661,674	19.4
U.S. Dollar	4,387,480	18.3
British Pound	3,810,270	15.9
Other currencies less than 5% of total net assets	5,349,586	22.2
Cash and other assets less liabilities	(119,719)	(0.5)
	$24,023,855	100.0

(d)                      At March 31, 2009, for federal income tax purposes cost of investments was $29,608,713 and net unrealized depreciation was $5,465,139 consisting of gross unrealized appreciation of $1,855,092 and gross unrealized depreciation of $7,320,231.

ADR = American Depositary Receipts.

3

Item  2. Controls and Procedures.

(a)        The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)       There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 21, 2009

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	May 21, 2009